Share Capital - Narrative (Details) - R / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Apr. 04, 2024	Feb. 21, 2024
Disclosure of classes of share capital [line items]
Shares issued relating to exercise of share options (in shares)	1,910,916	1,546,270
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	1,200,000,000	1,200,000,000
Number of shares issued and fully paid (in shares)	632,634,413	618,071,972
Convertible preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	6,866,103	4,400,000
Number of shares issued and fully paid (in shares)	6,866,103	4,400,000
Harmony ESOP Trust
Disclosure of classes of share capital [line items]
Ownership interest (as a percent)	2.00%
Harmony ESOP Trust | Share trust controlled by entity | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)			12,651,525
Harmony Gold Community Trust | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Minimum annual preference dividend (in rand per share)	R 2
Harmony Gold Community Trust | Share trust controlled by entity | Convertible preference shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	6,866,103	4,400,000		2,466,103